Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 4,651,068	$ 4,433,482	$ 2,793,031
Insurance	359,360	454,422	234,649
Repairs and maintenance	1,057,577	949,259	417,680
Spares and consumable stores	2,115,412	1,751,111	957,360
Miscellaneous expenses	999,119	785,241	393,066
Total	$ 9,182,536	$ 8,373,515	$ 4,795,786